Submission	Feb. 20, 2025
Submission [Line Items]
Central Index Key	0001307748
Registrant Name	InvenTrust Properties Corp.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES